INCOME TAXES	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
INCOME TAXES

11. INCOME TAXES

The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2017	2016	2015
Income tax (expense) recovery applicable to:
Current taxes
Attributed to the current period	$(39)	$(44)	$(18)
Deferred taxes
Income taxes - origination and reversal of temporary differences	$8	$71	$87
Relating to change in tax rates / imposition of new tax laws	(42)	35	6
Relating to unrecognized temporary differences and tax losses	(15)	(9)	(15)
	$(49)	$97	$78
Total income tax (expense) recovery	$(88)	$53	$60

The major components of deferred income tax recovery (expense) for the year ended December 31 recorded directly to OCI are as follows:

(MILLIONS)	2017	2016	2015
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$(4)	$2	$8
Other	15	(7)	(17)
Revaluation surplus
Origination and reversal of temporary differences	(248)	(55)	(263)
Relating to changes in tax rates / imposition of new tax laws	586	19	(19)
	$349	$(41)	$(291)

Brookfield Renewable’s effective income tax (expense) recovery for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2017	2016	2015
Statutory income tax (expense) recovery(1)	$(50)	$5	$(15)
(Reduction) increase resulting from:
Increase in tax assets not recognized	(15)	(9)	(15)
Deemed profit method differences in Brazil	1	(11)	10
Differences between statutory rate and future tax rate	(38)	54	68
Income or losses recorded not taxable to Brookfield Renewable	14	14	14
Other	-	-	(2)
Effective income tax (expense) recovery	$(88)	$53	$60

Statutory income tax expense is calculated at the domestic rates applicable to the profits in the country concerned.

The above reconciliation has been prepared by aggregating the information for all of Brookfield Renewable’s subsidiaries using the domestic rate in each tax jurisdiction.

Brookfield Renewable’s effective income tax rate was 63.31% for the year ended December 31, 2017 (2016: 384.03%). The effective tax rate is more than the statutory rate primarily due to rate differentials, legislative changes in tax rates during the year, and non-controlling interests’ income not subject to tax.

The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2017	2016
2018 to 2022	$8	$-
2023 and thereafter	108	98

The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

		Amount available	Difference	Net deferred
	Non-capital	for future	between tax and	tax (liabilities)
(MILLIONS)	losses	deductions	carrying value	assets
As at January 1, 2015	$403	$88	$(2,986)	$(2,495)
Recognized in Net income (loss)	73	(11)	16	78
Recognized in equity	(1)	-	(279)	(280)
Business combination	5	-	(35)	(30)
Foreign exchange	(22)	(12)	223	189
As at December 31, 2015	458	65	(3,061)	(2,538)
Recognized in Net income (loss)	24	(10)	83	97
Recognized in equity	17	-	(48)	(31)
Business combination	-	-	(1,020)	(1,020)
Foreign exchange	-	1	(161)	(160)
As at December 31, 2016	499	56	(4,207)	(3,652)
Recognized in Net income (loss)	(97)	(5)	53	(49)
Recognized in equity	13	-	341	354
Business combination	79	-	(63)	16
Foreign exchange	14	4	(98)	(80)
As at December 31, 2017	$508	$55	$(3,974)	$(3,411)

The deferred income tax liabilities include $2,561 million (2016: $2,948 million) of liabilities which relate to property, plant and equipment revaluations included in equity.

The taxable temporary difference attributable to Brookfield Renewable’s interest in its subsidiaries, branches, associates, and joint ventures is $1,549 million (2016: $1,380 million).

As a result of the recent U.S. income tax reform, Brookfield Renewable's net deferred tax liability decreased by $546 million, of which $41 million was recorded as a tax expense in net income and $587 million was recorded as a tax recovery in other comprehensive income. Over the long term, it is expected that the decrease in the U.S. federal income tax rate to reduce our overall effective tax rate.